As filed with the Securities and Exchange Commission on February 3, 2025

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 117	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 124	[X]

TCW FUNDS, INC.

(Registrant Exact Name as Specified in Charter)

515 South Flower Street

Los Angeles, CA 90071

(Address of Principal Executive Offices (Number, Street, City, State and Zip Code))

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and Address (Number, Street, City, State and Zip Code) of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 18, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please send a copy of communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

EXPLANATORY NOTE

This Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A for TCW Funds, Inc. (the “Corporation”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the TCW White Oak Emerging Markets Equity Fund (the “Fund”), a series of the Corporation, filed as part of Post-Effective Amendment No.  115 (“PEA No. 115”), which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-24-264417 on November 22, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

Since no other changes are intended to be made to PEA No. 115 by means of this filing, Parts A, B and C of PEA No. 115 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 115.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 115.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 115.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 117 to the Registrant’s registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 3rd day of February, 2025.

TCW FUNDS, INC.

By: /s/ Peter Davidson
Peter Davidson
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 117 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

* /s/ Patrick C. Haden
Patrick C. Haden	Chairman and Director	February 3, 2025

* /s/ Martin Luther King III
Martin Luther King III	Director	February 3, 2025

/s/ Megan McClellan
Megan McClellan	Director, President and Principal Executive Officer	February 3, 2025

* /s/ Peter McMillan
Peter McMillan	Director	February 3, 2025

* /s/ Patrick Moore
Patrick Moore	Director	February 3, 2025

* /s/ Victoria B. Rogers
Victoria B. Rogers	Director	February 3, 2025

* /s/ Robert G. Rooney
Robert G. Rooney	Director	February 3, 2025

* /s/ Michael Swell
Michael Swell	Director	February 3, 2025

* /s/ Andrew Tarica
Andrew Tarica	Director	February 3, 2025

/s/ Richard M. Villa
Richard M. Villa	Treasurer, Principal Financial Officer and Principal Accounting Officer	February 3, 2025

*By:	/s/ Peter Davidson
Peter Davidson
* Pursuant to Powers of Attorney